Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Total loans	$ 621,956	$ 579,730
Allowance for loan losses (Note 5)	(3,100)	(2,912)
Total loans net of allowance for loan losses	618,856	576,818
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	621,956	579,730
Allowance for loan losses (Note 5)	(3,100)	(2,912)
Total loans net of allowance for loan losses	618,856	576,818
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	621,956	579,730
Allowance for loan losses (Note 5)	(3,100)	(2,912)
Total loans net of allowance for loan losses	618,856	576,818
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	142,065	154,842
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	469,950	416,763
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	9,941	8,125
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	426,086	399,452
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	426,086	399,452
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	114,736	123,826
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	304,448	268,793
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	6,902	6,833
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses (Note 5)	(1,095)	(915)
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	195,870	180,278
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	195,870	180,278
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	27,329	31,016
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	165,502	147,970
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	3,039	1,292
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	371,055	361,396
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	216,610	217,188
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	154,445	144,208
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	218,233	191,080
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	187,721	163,291
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	30,512	27,789
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	32,668	27,254
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	21,755	18,973
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 10,913	$ 8,281